Condensed Consolidated Statements of Cash Flows (Parenthetical) - Orbitz - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Income Taxes Paid, Net	$ 1,686	$ 1,889	$ 3,231
Interest Paid, Net	11,553	13,104	24,394
Capital expenditures incurred but not yet paid	$ 2,570	$ 3,811	$ 3,281